NOTE 9: ASSETS HELD FOR SALE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	$ 132,928	$ 190,000	$ 190,000
Disposal	(132,928)
Expenditure			0
Impairment loss		(57,072)
Assets held for sale, ending	0	132,928	190,000
Cost | Facility Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	50,146	70,297	70,297
Disposal	(50,146)
Expenditure			0
Impairment loss		(20,151)
Assets held for sale, ending	0	50,146	70,297
Cost | Land Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	82,782	119,703	119,703
Disposal	(82,782)
Expenditure			0
Impairment loss		(36,921)
Assets held for sale, ending	0	82,782	119,703
Accumulated Amortization
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	(4,956)	(4,956)	(4,956)
Disposal	4,956
Assets held for sale, ending	0	(4,956)	(4,956)
Accumulated Amortization | Facility Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	(4,956)	(4,956)	(4,956)
Disposal	4,956
Assets held for sale, ending	0	(4,956)	(4,956)
Accumulated Amortization | Land Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	0	0	0
Disposal	0
Assets held for sale, ending	0	0	0
Carrying Amount
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	127,972	185,044
Assets held for sale, ending	0	127,972	185,044
Carrying Amount | Facility Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	45,190	65,341
Assets held for sale, ending	0	45,190	65,341
Carrying Amount | Land Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	82,782	119,703
Assets held for sale, ending	$ 0	$ 82,782	$ 119,703